Hartford Climate Opportunities Fund Expense Example - Hartford Climate Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 665
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,168
Expense Example, with Redemption, 10 Years	1,914
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	2,303
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,150
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	1,813
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	1,478
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,132
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	1,001
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,119
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	$ 991